Consolidated income statement - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Consolidated income statement
Revenue		€ 19,609	€ 18,276
Cost of sales		(13,229)	(12,123)
Gross profit		6,380	6,153
Selling and distribution expenses		(1,529)	(1,355)
Administrative expenses		(2,750)	(2,700)
Net credit losses on financial assets		(207)	(209)
Share of results of equity accounted associates and joint ventures		182	(40)
Other income		86	533
Operating profit		2,162	2,382
Investment and other income		1,085	566
Financing costs		(1,134)	(843)
Profit before taxation		2,113	2,105
Income tax expense		(1,061)	(900)
Profit for the financial period - Continuing operations		1,052	1,205
Profit for the financial period - Discontinued operations		0	16
Profit for the financial period		1,052	1,221
Attributable to:
– Owners of the parent		829	1,064
– Non-controlling interests	[1]	223	157
Profit for the financial period		€ 1,052	€ 1,221
Earnings per share
Earnings per share - Continuing operations, Basic		€ 0.0338	€ 0.0392
Earnings per share - Continuing operations, Diluted		0.0336	0.0391
Earnings per share - Total Group, Basic		0.0338	0.0398
Earnings per share - Total Group, Diluted		€ 0.0336	€ 0.0397

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.